Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories

NOTE 4 - Inventories

As of December 31, 2019 and 2018, inventories consisted of the following:

	2019	2018

Satellite equipment for sale under construction	$3,038,564	$895,014
Supplies	5,230	5,273
	3,043,794	900,287
Allowance for inventory loss	(5,230)	(5,273)
Net	$3,038,564	$895,014